Insurance contracts in the financial services segment - Summary of Underlying Items of Insurance Contracts Measured Under The Variable Fee Approach and their fair values (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	¥ 2,926,180	¥ 2,232,501
Cash and cash equivalents [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	35,235	19,411
Japanese national/local government bonds and corporate bonds [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	34,936	42,349
Foreign national/local government bonds and corporate bonds [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	478,751	312,919
Equity securities [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	2,375,201	1,855,432
Other [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	¥ 2,057	¥ 2,390